AMOUNT DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2025
Amount Due From Related Parties
SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES

Amount due from related parties consisted of the following:

	As of June 30,
	2024	2025
	S$	S$
Due from related parties
-LRS-Premium Pte. Ltd. (1)	-	-
-Team General Construction Pte. Ltd.(2)	39,502	4,822
-Premium-Rich Engineering Pte. Ltd.(3)	-	18,495
-Hing Fatt Building & Materials Pte. Ltd.(4)	31,975	4,878
	71,477	28,195

(1)	60% shares held by our Company’s Chief Executive Officer, Mr Gao

(2)	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium-Rich Engineering Pte. Ltd.

(3)	100% shares held by Mr Gao

(4)	100% shares held by Mr Gao